                                                                     May 2, 1997



VIA EDGAR


  Securities and Exchange Commission
  Judiciary Plaza
  450 Fifth Street, N.W.

  Washington, DC 20549

  Attention:  Office of Filings, Information & Consumer Services

  Re:        Allmerica Funds (the "Trust")
             File Nos. 33-40443/811-6308

  Dear Sir or Madam:



  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), please accept this letter as certification that the prospectus and statement of additional information for the above referenced Trust do not differ from those contained in Post-Effective Amendment No. 10 (the "Amendment") to the Trust's Registration Statement on Form N-1A, which Amendment was filed electronically on April 28, 1997 and became effective on May 1, 1997 pursuant to Rule 485(b) of the Act.

  If you have any questions, please call the undersigned at 508-855-4013.

  Please return an electronic transmittal as evidence of your receipt of this filing.



  Very truly yours,



  /s/ George M. Boyd
  George M. Boyd
  Counsel


  cc:  R. Reilly
       T. Cunningham
       P. MacDougall, Esq.